TWO ROADS SHARED TRUST

Conductor Global Fund

Class A RAALX

Class C RACLX

Class I RAILX

Incorporated herein by reference is the definitive version of the prospectus for the Class A, Class C and Class I shares of the Conductor Global Fund dated March 2, 2015, as supplemented pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on October 22, 2015 (SEC Accession No. 0001580642-15-004756).